S000006642 [Member] Investment Objectives and Goals - Loomis Sayles High Income Opportunities Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Loomis Sayles High Income Opportunities Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is high current income.
Objective, Secondary [Text Block]	Capital appreciation is the Fund’s secondary objective.